Operating Segment and Geographical Information	12 Months Ended
Apr. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

18.   Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a company's management organizes segments within the company for making operating decisions and assessing performance. The Company consists of one reportable business segment which is provision of integrated plastic manufacturing services. All of the Company’s sales are from the manufacturing processes which are conducted in PRC. The Company’s sales to customers by geographic destination are analyzed as follows:

	Year ended April 30,
	2010	2011	2012
	HK$	HK$	HK$

Asia-Pacific Region	802,953	852,062	742,327
Europe	157,552	466,315	542,410
The United States	6,250	5,156	6,486
	966,755	1,323,533	1,291,223

The location of the Company’s identifiable assets is as follows:

	April 30,
	2011	2012
	HK$	HK$

PRC	738,410	723,210
Hong Kong	459,557	459,029
Macau	3,960	8,348
Thailand	-	3,142
	1,201,927	1,193,729